CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,180,344)	$ (5,961,907)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock-based compensation	84,962	44,321
Accretion of asset retirement obligation	6,860	5,912
Changes in assets and liabilities:
Prepaid expenses and other current assets	10,314	5,129
Accounts payable	(556,127)	525,175
Accrued expenses	(15,969)	(1,535)
Accrued interest - related party	(57,966)	53,821
Accrued payroll, benefits and taxes	81,800	3,950
Net cash used by operating activities	(2,626,470)	(5,325,134)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of mineral rights	(161,302)	(209,770)
Refund of reclamation bonds	0	10,053
Deposit received on potential sale of mineral rights	0	50,000
Net cash used by investing activities	(161,302)	(149,717)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock and warrants, net	718,400
Proceeds from sale of common stock, net		4,439,587
Proceeds from exercise of warrants		146,499
Payment on senior unsecured note payable - related party	(270,991)
Net cash provided by financing activities	447,409	4,586,086
Net decrease in cash	(2,340,363)	(888,765)
CASH AT BEGINNING OF YEAR	2,438,587	3,327,352
CASH AT END OF YEAR	98,224	2,438,587
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 120,191	$ 1,839